1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

April 8, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                              SEI Institutional Investments Trust Post-Effective Amendment Nos. 51 and 52 to Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 51 and, under the Investment Company Act of 1940, as amended, Amendment No. 52 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing the Multi-Asset Real Return Fund as a new series of the Trust.

If you have any questions regarding the Amendment, please do not hesitate to contact the undersigned at 215.963.5598.

Very truly yours,

/s/ Sean Graber
Sean Graber, Esq.

cc:                                 Ms. Julie Vossler